Concentrations of Risk (Additional Information) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable | Customer Concentration Risk | Customer One
Concentration Risk [Line Items]
Concentration risk	0.00%	97.00%